Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2023
Schedules of Concentration of Risk, by Risk Factor
During the years ended December 31, 2023 and 2022, the Company chose to mine with certain mining pool operators, with revenue generated from their related mining pools constituted as follows:

	December 31, 2023	December 31, 2022
Pool 1	0.00%	0.01%
Pool 2	100.0%	99.9%

Schedule of Useful Lives of Property Plant And Equipment

Years
Land	Indefinite
Energy infrastructure	10
General infrastructure	30
IT infrastructure	5
Miners	3
Miner Chip Inventory	3
Vehicles	5
Office furniture and equipment	3